DISPOSAL OF ASSETS - Narrative (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) MW	Dec. 31, 2021 USD ($)
Disclosure of detailed information about investment property [line items]
Proceeds	$ 387,000,000
Loss on disposal	9,000,000
Accumulated revaluation surplus reclassified from accumulated other comprehensive income into equity		$ 181,000,000
Revaluation surplus
Disclosure of detailed information about investment property [line items]
Accumulated revaluation surplus reclassified from accumulated other comprehensive income into equity	$ 60,000,000	$ 60,000,000
391 MW Wind Portfolio - United States
Disclosure of detailed information about investment property [line items]
Wind power capacity | MW	391
Loss on disposal	$ 5,000,000
391 MW Wind Portfolio - United States | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds	$ 392,000,000
391 MW Wind Portfolio - United States | Minimum
Disclosure of detailed information about investment property [line items]
Proportion of economic interest	20.00%
391 MW Wind Portfolio - United States | Maximum
Disclosure of detailed information about investment property [line items]
Proportion of economic interest	100.00%